Segment Information - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from External Customer [Line Items]
Total revenues	$ 154.1	$ 168.0	$ 611.6	$ 478.2	$ 440.1
Medical
Revenue from External Customer [Line Items]
Total revenues	49.2	60.3	155.7	62.6	42.9
Industrial
Revenue from External Customer [Line Items]
Total revenues	104.9	107.7	455.9	415.6	397.2
Medical | Medical
Revenue from External Customer [Line Items]
Total revenues	49.2	60.3	155.7	62.6	42.9
Reactor Safety and Control Systems | Industrial
Revenue from External Customer [Line Items]
Total revenues	30.6	34.7	146.8	135.4	133.3
Radiological Search, Measurement, and Analysis Systems | Industrial
Revenue from External Customer [Line Items]
Total revenues	$ 74.3	$ 73.0	$ 309.1	$ 280.2	$ 263.9